Expense Example, No Redemption - Prospectus #9 - Eaton Vance High Income Opportunities Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	414	603	807	1,397	168	520	897	1,754	66	208	362	810	56	176	307	689